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
LIBERTY FUNDS TRUST I                                       LIBERTY FUNDS TRUST IV
Liberty High Yield Securities Fund                          Liberty High Yield Municipal Fund
Liberty Income Fund                                         Liberty Utilities Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund                  LIBERTY FUNDS TRUST V
Liberty Tax-Managed Value Fund                              Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST II                                      LIBERTY FUNDS TRUST VI
Liberty Intermediate Government Fund                        Liberty Growth & Income Fund
Liberty Money Market Fund                                   Liberty Newport Asia Pacific Fund
Liberty Newport Greater China Fund                          Liberty Small-Cap Value Fund
Liberty Newport Japan Opportunities Fund                    Liberty Value Fund
Liberty Newport Tiger Cub Fund, Class A, B & C
Liberty Short Term Government Fund                          LIBERTY FUNDS TRUST VII
                                                            Liberty Newport Europe Fund
LIBERTY FUNDS TRUST III                                     Liberty Newport Tiger Fund
Liberty Contrarian Balanced Fund
Liberty Contrarian Fund                                     LIBERTY FUNDS TRUST IX
Liberty Contrarian Equity Fund                              liberty All-Star Growth and Income Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Income Fund                              LIBERTY FLOATING RATE ADVANTAGE FUND
Liberty Federal Securities Fund
Liberty Newport Global Equity Fund                          LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Liberty Newport Global Utilities Fund                       liberty High Income Municipals Fund Class A
Liberty Newport International Equity Fund
Liberty Select Value Fund                                   LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
The Liberty Fund                                            Liberty Value Opportunities Fund
Liberty Special Fund                                        Liberty Growth Investor Fund
Liberty Strategic Balanced Fund                             Liberty Midcap Growth Fund
                                                            Liberty Focus Fund Class A
LIBERTY-STEIN ROE FUNDS INCOME TRUST                        Liberty Small Company Growth Fund Class A
Liberty Income Bond Fund Class A                            Liberty Capital Opportunities Fund Class A
Liberty High Yield Bond Fund Class A
Liberty Intermediate Bond Fund Class A                      LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS ADVISOR TRUST
Liberty Growth Stock Fund
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                SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

The Funds' Statements of Additional Information are amended as follows:

From time to time, Liberty Funds Distributor, Inc. (LFDI) or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' statements of additional information. With respect to the above listed funds, LFDI will reallow to participating broker-dealers the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts (IRA's) from January 2, 2001 through April 16, 2001. With respect to each of the above listed funds, LFDI has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the funds' Class B shares sold to IRA accounts from January 2, 2001 through April 16, 2001.


G-35/522E-0101                                                January 16, 2001